Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable from real estate developers	1,023,787	927,973
Accounts receivable from individual customers	4,283	911
	1,028,070	928,884
Less: allowance for doubtful accounts	(557,073)	(614,246)
Accounts receivable, net	470,997	314,638

As of December 31, 2022 and 2023, the Group pledged accounts receivable from real estate developers of RMB44,889 and nil as security for bank loans of RMB30,000 and nil respectively (see note 13).

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2021, 2022 and 2023.

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	210,146	710,168	557,073
Provision (Reversal) for the year	500,336	(82,825)	57,423
Write-off	(314)	(70,270)	(250)
Balance at the end of the year	710,168	557,073	614,246

The provision of allowance for doubtful accounts was included in general and administrative expenses.